Investments in associates - Narrative (Details)		12 Months Ended
	Dec. 28, 2020	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2014	Dec. 31, 2020 £ / shares	Dec. 31, 2019 £ / shares
Disclosure of associates [line items]
Quoted market price (usd per share) | £ / shares						£ 2.55	£ 4.72
Value of investments in associates based on economic interest		$ 13,167,000,000
Purchase of interests in associates		1,138,000,000	$ 304,000,000	$ 1,013,000,000
Impairment and losses on sale of businesses and fixed assets		$ 14,381,000,000	$ 8,075,000,000	860,000,000
Rosneft
Disclosure of associates [line items]
Voting shares held in associate		19.75%
Quoted market price (usd per share) | $ / shares		$ 5.64	$ 7.21
Investments in associates with quoted price		$ 11,804,000,000	$ 15,090,000,000
Proportion of Economic Interest in Associate		22.03%	19.75%
Dividends received		$ 480,000,000	$ 785,000,000	$ 620,000,000
Proportion of ownership interest in associate		19.75%			18.50%
Associates
Disclosure of associates [line items]
Provision for doubtful debts		$ 0
Doubtful debt provision, expense		0
Commitments in relations to contracts with associates		10,777,000,000	11,198,000,000
Impairment and losses on sale of businesses and fixed assets		$ 414,000,000	$ 152,000,000
Associates | Bottom of range [member]
Disclosure of associates [line items]
Term of receivables		30 days
Associates | Top of range [member]
Disclosure of associates [line items]
Term of receivables		45 days
Reliance BP Mobility Limited
Disclosure of associates [line items]
Purchase of interests in associates		$ 1,000,000,000
Proportion of ownership interest in associate		49.00%
LLC Kharampurneftegaz
Disclosure of associates [line items]
Proportion of ownership interest in associate		49.00%
Rosneft
Disclosure of associates [line items]
Consideration received equivalent to proportion of voting rights held in associate		0.096
Rosneft | LLC Vostok Oil
Disclosure of associates [line items]
Voting shares held in associate	10.00%
Rosneft | JSC Taimyrneftegaz
Disclosure of associates [line items]
Voting shares held in associate	100.00%
Rosneft | LLC Taimyrburservis
Disclosure of associates [line items]
Voting shares held in associate	100.00%
JSC Rosneftegaz | Rosneft
Disclosure of associates [line items]
Voting shares held in associate		40.40%	50.00%
Number of shares owned in addition to proportion of voting shares owned (in shares) | shares			1